UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if Amendment:              |_|; Amendment Number: |_|

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Alkeon Capital Management, LLC

Address:  350 Madison Avenue
          New York, New York 10017


13F File Number: 028-10451

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Greg Jakubowsky
Title:    Compliance Officer
Phone:    (212) 389-8710

Signature, Place and Date of Signing:

/s/ Greg Jakubowsky              New York, New York             May 17, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      118

Form 13F Information Table Value Total: $  2,153,944
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number              Name

1          028-10748                         Oppenheimer Asset Management Inc.
----       -------------------              --------------------------------


                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6    COL 7        COLUMN 8

                                                         VALUE     SHS OR   SH/ PUT/  INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS  CUSIP      (x$1000)  PRN AMT  PRN CALL  DISCRETION    MGRS   SOLE      SHARED NONE
--------------                --------------  -----      --------  -------  --- ----  ----------    ----   -----     ------ ----
AMERICAN TOWER CORP           CL A            029912201   14,651    343,838 SH            SOLE               343,838
AMERICAN TOWER CORP           CL A            029912201   34,156    801,593 SH        SHARED-OTHER   1       801,593
ANALOG DEVICES INC            COM             032654105    7,869    273,028 SH            SOLE               273,028
ANALOG DEVICES INC            COM             032654105   22,716    788,186 SH        SHARED-OTHER   1       788,186
APPLE INC                     COM             037833100   28,028    119,266 SH            SOLE               119,266
APPLE INC                     COM             037833100   73,908    314,500 SH        SHARED-OTHER   1       314,500
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101    3,583     85,400 SH            SOLE                85,400
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101   12,283    292,800 SH        SHARED-OTHER   1       292,800
ARM HLDGS PLC                 SPONSORED ADR   042068106   11,108  1,041,071 SH            SOLE             1,041,071
ARM HLDGS PLC                 SPONSORED ADR   042068106   26,130  2,448,920 SH        SHARED-OTHER   1     2,448,920
ASML HOLDINGS N V             NY REG SHS      N07059186    1,647     46,534 SH            SOLE                46,534
ASML HOLDINGS N V             NY REG SHS      N07059186    5,535    156,336 SH        SHARED-OTHER   1       156,336
ADTRAN INC                    COM             00738A106    4,553    172,800 SH            SOLE               172,800
ADTRAN INC                    COM             00738A106   15,330    581,800 SH        SHARED-OTHER   1       581,800
ACME PACKET INC               COM             004764106    4,044    209,750 SH            SOLE               209,750
ACME PACKET INC               COM             004764106    9,842    510,497 SH        SHARED-OTHER   1       510,497
ARUBA NETWORKS INC            COM             043176106    9,476    693,700 SH            SOLE               693,700
ARUBA NETWORKS INC            COM             043176106   25,502  1,866,900 SH        SHARED-OTHER   1     1,866,900
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104    5,873    285,600 SH            SOLE               285,600
AVAGO TECHNOLOGIES LTD        SHS             Y0486S104   10,043    488,400 SH        SHARED-OTHER   1       488,400
BROADCOM CORP                 CL A            055921100   15,569    468,950 SH            SOLE               468,950
BROADCOM CORP                 CL A            111320107   36,445  1,097,750 SH        SHARED-OTHER   1     1,097,750
BEST BUY INC                  COM             086516101   11,005    258,700 SH            SOLE               258,700
BEST BUY INC                  COM             086516101   22,602    531,300 SH        SHARED-OTHER   1       531,300
CA INC                        COM             12673P105    7,623    324,786 SH            SOLE               324,786
CA INC                        COM             12673P105   24,250  1,033,247 SH        SHARED-OTHER   1     1,033,247
CISCO SYS INC                 COM             17275R102    7,485    287,542 SH            SOLE               287,542
CISCO SYS INC                 COM             17275R102   23,147    889,246 SH        SHARED-OTHER   1       889,246
CNINSURE INC                  SPONSORED ADR   18976M103   10,760    404,366 SH            SOLE               404,366
CNINSURE INC                  SPONSORED ADR   18976M103   27,066  1,017,154 SH        SHARED-OTHER   1     1,017,154
CORNING INC                   COM             219350105    9,280    459,200 SH            SOLE               459,200
CORNING INC                   COM             219350105   21,035  1,040,800 SH        SHARED-OTHER   1     1,040,800
DOLBY LABORATORIES INC        COM             25659T107   14,447    246,247 SH            SOLE               246,247
DOLBY LABORATORIES INC        COM             25659T107   37,747    643,384 SH        SHARED-OTHER   1       643,384
DOLLAR TREE INC               COM             256746108    3,815     64,420 SH            SOLE                64,420
DOLLAR TREE INC               COM             256746108   11,338    191,460 SH        SHARED-OTHER   1       191,460
DELL INC                      COM             24702R101    6,863    456,900 SH            SOLE               456,900
DELL INC                      COM             24702R101   12,814    853,100 SH        SHARED-OTHER   1       853,100
E M C CORP MASS               COM             268648102   10,113    560,600 SH            SOLE               560,600
E M C CORP MASS               COM             268648102   24,797  1,374,570 SH        SHARED-OTHER   1     1,374,570
EBAY INC                      COM             278642103    6,561    243,356 SH            SOLE               243,356
EBAY INC                      COM             278642103   19,194    711,926 SH        SHARED-OTHER   1       711,926
ECHO GLOBAL LOGISTICS INC     COM             27875T101    3,477    269,339 SH            SOLE               269,339
ECHO GLOBAL LOGISTICS INC     COM             27875T101    9,527    737,940 SH        SHARED-OTHER   1       737,940
E HOUSE CHINA HLDGS LTD       ADR             26852W103   10,480    550,714 SH            SOLE               550,714
E HOUSE CHINA HLDGS LTD       ADR             26852W103   25,310  1,329,986 SH        SHARED-OTHER   1     1,329,986
EQUINIX INC                   COM NEW         29444U502    5,993     61,572 SH            SOLE                61,572
EQUINIX INC                   COM NEW         29444U502   17,965    184,558 SH        SHARED-OTHER   1       184,558
FRANKLIN RES INC              COM             354613101   13,067    117,823 SH            SOLE               117,823
FRANKLIN RES INC              COM             354613101   34,450    310,640 SH        SHARED-OTHER   1       310,640
GAMESTOP CORP NEW             CL A            36467W109    4,925    224,800 SH            SOLE               224,800
GAMESTOP CORP NEW             CL A            36467W109    8,422    384,400 SH        SHARED-OTHER   1       384,400
GOOGLE INC                    CL A            38259P508   25,442     44,862 SH            SOLE                44,862
GOOGLE INC                    CL A            38259P508   67,786    119,526 SH        SHARED-OTHER   1       119,526
HEWLETT PACKARD CO            COM             428236103   10,370    195,100 SH            SOLE               195,100
HEWLETT PACKARD CO            COM             428236103   30,976    582,800 SH        SHARED-OTHER   1       582,800
INTEGRATED DEVICE TECHNOLOGY  COM             458118106    4,214    687,400 SH            SOLE               687,400
INTEGRATED DEVICE TECHNOLOGY  COM             458118106   14,176  2,312,600 SH        SHARED-OTHER   1     2,312,600
INTERCONTINENTALEXCHANGE INC  COM             45865V100    4,861     43,328 SH            SOLE                43,328
INTERCONTINENTALEXCHANGE INC  COM             45865V100   13,007    115,952 SH        SHARED-OTHER   1       115,952
INTEL CORP                    COM             458140100    3,319    148,900 SH            SOLE               148,900
INTEL CORP                    COM             458140100   11,170    501,100 SH        SHARED-OTHER   1       501,100
JUNIPER NETWORKS INC          COM             48203R104    3,866    126,000 SH            SOLE               126,000
JUNIPER NETWORKS INC          COM             48203R104   13,008    424,000 SH        SHARED-OTHER   1       424,000
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   13,206    646,739 SH            SOLE               646,739
MARVELL TECHNOLOGY GROUP LTD  ORD             G5876H105   38,220  1,871,706 SH        SHARED-OTHER   1     1,871,706
MASTERCARD INC                CL A            57636Q104   15,514     61,079 SH            SOLE                61,079
MASTERCARD INC                CL A            57636Q104   41,104    161,825 SH        SHARED-OTHER   1       161,825
MELLANOX TECHNOLOGIES LTD     SHS             M51363113    8,114    344,252 SH            SOLE               344,252
MELLANOX TECHNOLOGIES LTD     SHS             M51363113   19,133    811,771 SH        SHARED-OTHER   1       811,771
MICRON TECHNOLOGY INC         COM             595112103    4,514    435,300 SH            SOLE               435,300
MICRON TECHNOLOGY INC         COM             595112103   15,189  1,464,700 SH        SHARED-OTHER   1     1,464,700
MISTRAS GROUP INC             COM             60649T107    1,719    172,111 SH            SOLE               172,111
MISTRAS GROUP INC             COM             60649T107    4,548    455,240 SH        SHARED-OTHER   1       455,240
MONOLITHIC PWR SYS INC        COM             609839105    4,573    205,089 SH            SOLE               205,089
MONOLITHIC PWR SYS INC        COM             609839105   15,686    703,411 SH        SHARED-OTHER   1       703,411
NETEASE COM INC               SPONSORED ADR   64110W102    3,417     96,200 SH            SOLE                96,200
NETEASE COM INC               SPONSORED ADR   64110W102    9,335    262,800 SH        SHARED-OTHER   1       262,800
NVIDIA CORP                   COM             67066G104    3,181    182,815 SH            SOLE               182,815
NVIDIA CORP                   COM             67066G104   10,767    618,785 SH        SHARED-OTHER   1       618,785
NOVELLUS SYS INC              COM             670008101    5,163    206,600 SH            SOLE               206,600
NOVELLUS SYS INC              COM             670008101   10,001    400,200 SH        SHARED-OTHER   1       400,200
OPEN TEXT CORP                COM             683715106    4,611     97,127 SH            SOLE                97,127
OPEN TEXT CORP                COM             683715106   16,047    338,054 SH        SHARED-OTHER   1       338,054
ORACLE CORP                   COM             68389X105   15,948    620,306 SH            SOLE               620,306
ORACLE CORP                   COM             68389X105   39,342  1,530,204 SH        SHARED-OTHER   1     1,530,204
OMNIVISION TECHNOLOGIES INC   COM             682128103    8,427    490,500 SH            SOLE               490,500
OMNIVISION TECHNOLOGIES INC   COM             682128103   19,273  1,121,800 SH        SHARED-OTHER   1     1,121,800
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  106,915  2,220,000 SH  PUT       SOLE             2,220,000
POWERSHARES QQQ TRUST         UNIT SER 1      73935A104  289,923  6,020,000 SH  PUT   SHARED-OTHER   1     6,020,000
QUALCOMM INC                  COM             747525103   15,096    359,774 SH            SOLE               359,774
QUALCOMM INC                  COM             747525103   38,559    918,954 SH        SHARED-OTHER   1       918,954
RACKSPACE HOSTING INC         COM             750086100    4,321    230,690 SH            SOLE               230,690
RACKSPACE HOSTING INC         COM             750086100   14,173    756,713 SH        SHARED-OTHER   1       756,713
RITEAID CORP                  COM             767754104      521    347,400 SH            SOLE               347,400
RITEAID CORP                  COM             767754104    1,789  1,192,500 SH        SHARED-OTHER   1     1,192,500
SANDISK CORP                  COM             80004C101   24,090    695,641 SH            SOLE               695,641
SANDISK CORP                  COM             80004C101   60,105  1,735,640 SH        SHARED-OTHER   1     1,735,640
SHAW GROUP INC                COM             820280105    5,526    160,543 SH            SOLE               160,543
SHAW GROUP INC                COM             820280105   18,581    539,845 SH        SHARED-OTHER   1       539,845
SILICON LABORATORIES INC      COM             826919102    1,721     36,100 SH            SOLE                36,100
SILICON LABORATORIES INC      COM             826919102    5,804    121,750 SH        SHARED-OTHER   1       121,750
SYMANTEC CORP                 COM             871503108    6,162    364,013 SH            SOLE               364,013
SYMANTEC CORP                 COM             871503108   16,870    996,587 SH        SHARED-OTHER   1       996,587
TALEO CORP                    CL A            87424N104    5,539    213,792 SH            SOLE               213,792
TALEO CORP                    CL A            87424N104   16,737    645,976 SH        SHARED-OTHER   1       645,976
TERREMARK WORLDWIDE INC       COM NEW         881448203    3,017    430,400 SH            SOLE               430,400
TERREMARK WORLDWIDE INC       COM NEW         881448203   10,359  1,477,800 SH        SHARED-OTHER   1     1,477,800
TIBCO SOFTWARE INC            COM             88632Q103    2,267    209,906 SH            SOLE               209,906
TIBCO SOFTWARE INC            COM             88632Q103    8,146    754,274 SH        SHARED-OTHER   1       754,274
TELLABS INC                   COM             879664100    9,371  1,237,900 SH            SOLE             1,237,900
TELLABS INC                   COM             879664100   23,697  3,130,400 SH        SHARED-OTHER   1     3,130,400
VERISK ANALYTICS INC          CL A            92345Y106   10,378    368,024 SH            SOLE               368,024
VERISK ANALYTICS INC          CL A            92345Y106   29,767  1,055,566 SH        SHARED-OTHER   1     1,055,566
VISA INC                      COM CL A        92826C839   18,524    203,489 SH            SOLE               203,489
VISA INC                      COM CL A        92826C839   43,414    476,920 SH        SHARED-OTHER   1       476,920
VOLTERRA SEMICONDUCTOR CORP   COM             928708106    2,181     86,900 SH            SOLE                86,900
VOLTERRA SEMICONDUCTOR CORP   COM             928708106    7,315    291,450 SH        SHARED-OTHER   1       291,450




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